Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable from ten largest customers	93.00%	91.00%
Expected credit loss decrease increase	$ (58.5)	$ (35.8)	$ 57.9
Discount for lack of control [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input assets	0.20
Discount for lack of control [member] | Income approach [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in fair value measurement due to reasonably possible decrease in significant unobservable input assets	$ (140.8)
Percentage of reasonably possible decrease in unobservable input assets	1.00%
Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input assets	0.086
Discount rate, measurement input [member] | Income approach [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in fair value measurement due to reasonably possible decrease in significant unobservable input assets	$ (1,606.9)
Percentage of reasonably possible decrease in unobservable input assets	1.00%
Level 3 [member] | Asset approach [member]
Disclosure of detailed information about financial instruments [line items]
Discount for lack of marketability percentage	10.00%	10.00%
Decrease in fair value due to lack of marketability increase by 1%	$ (56.2)	$ (52.7)
Percentage increase in the discount for lack of marketability	1.00%	1.00%
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	10.00%	10.00%	10.00%
Equity Price Risk [member] | Impact on Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (1,013.3)	$ (954.9)	$ (631.5)
Equity Price Risk [member] | Impact on Net Income [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (1,216.0)	$ (1,073.4)
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	10.00%	10.00%	10.00%
Assumed change in risk, monetary effect	$ (1,906.3)	$ (891.0)	$ (1,704.6)
Interest rate risk [member] | Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%	1.00%	1.00%
Interest rate risk [member] | Fixed Income Securities [member] | Impact on Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (4,500.9)	$ (3,842.0)	$ (3,831.3)